Intangible Assets and Goodwill - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Oct. 11, 2018
Intangible Assets and Goodwill
Intangible assets and goodwill		R$ 4,924,726	R$ 4,985,385		R$ 5,086,937
Software [member]
Intangible Assets and Goodwill
Weighted average amortization rate		15.00%
Intangible assets and goodwill		R$ 83,415	76,325		60,088
Trademarks [member]
Intangible Assets and Goodwill
Weighted average amortization rate		5.00%
Intangible assets and goodwill		R$ 573,586	584,035		610,541
Customer Portfolio [member]
Intangible Assets and Goodwill
Weighted average amortization rate		8.00%
Intangible assets and goodwill		R$ 928,858	1,010,722		1,093,885
Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		3,307,805	3,286,263		3,286,263
In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		R$ 999	14,051		30,098
Other Intangible assets [member]
Intangible Assets and Goodwill
Weighted average amortization rate		33.00%
Intangible assets and goodwill		R$ 6,243	4,563		6,062
Cost [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		5,350,096	5,348,172
Cost [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		204,213	276,542
Cost [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		631,935	614,958
Cost [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		1,113,792	1,109,388
Cost [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		3,307,805	3,286,263
Cost [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		999	14,051
Cost [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		38,283	18,090
Accumulated amortization [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		(425,369)	(362,787)
Accumulated amortization [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		(120,798)	(200,217)
Accumulated amortization [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		(58,349)	(30,923)
Accumulated amortization [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		(184,934)	(98,666)
Accumulated amortization [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill
Accumulated amortization [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill
Accumulated amortization [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		R$ (32,040)	(13,527)
Vasta Platform (Successor)
Intangible Assets and Goodwill
Intangible assets and goodwill			R$ 4,985,385		5,086,937		R$ 5,099,831
Vasta Platform (Successor) | Software [member]
Intangible Assets and Goodwill
Weighted average amortization rate			15.00%
Intangible assets and goodwill			R$ 76,325		60,088		29,343
Vasta Platform (Successor) | Trademarks [member]
Intangible Assets and Goodwill
Weighted average amortization rate			5.00%
Intangible assets and goodwill			R$ 584,035		610,541		614,958
Vasta Platform (Successor) | Customer Portfolio [member]
Intangible Assets and Goodwill
Weighted average amortization rate			8.00%
Intangible assets and goodwill			R$ 1,010,722		1,093,885		1,109,388
Vasta Platform (Successor) | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			3,286,263		3,286,263		3,286,263
Vasta Platform (Successor) | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			R$ 14,051	[1]	30,098	[1]	53,849
Vasta Platform (Successor) | Other Intangible assets [member]
Intangible Assets and Goodwill
Weighted average amortization rate			33.00%
Intangible assets and goodwill			R$ 13,989		6,062		R$ 6,030
Vasta Platform (Successor) | Cost [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			5,326,348		5,314,228
Vasta Platform (Successor) | Cost [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			276,542		256,645
Vasta Platform (Successor) | Cost [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			614,958		614,958
Vasta Platform (Successor) | Cost [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			1,109,388		1,109,388
Vasta Platform (Successor) | Cost [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			3,286,263		3,286,263
Vasta Platform (Successor) | Cost [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	[1]		14,051		30,098
Vasta Platform (Successor) | Cost [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			25,146		16,876
Vasta Platform (Successor) | Accumulated amortization [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			(340,963)		(227,291)
Vasta Platform (Successor) | Accumulated amortization [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			(200,217)		(196,557)
Vasta Platform (Successor) | Accumulated amortization [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			(30,923)		(4,417)
Vasta Platform (Successor) | Accumulated amortization [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			(98,666)		(15,503)
Vasta Platform (Successor) | Accumulated amortization [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill
Vasta Platform (Successor) | Accumulated amortization [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill
Vasta Platform (Successor) | Accumulated amortization [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			R$ (11,157)		R$ (10,814)

[1]	Substantially refers to development of the projects related to Plurall, project to improve the digital platform and other projects related to enterprise resource management (ERP) solutions.